SHAREHOLDERS' EQUITY (Details 3) - $ / shares		9 Months Ended		12 Months Ended
		Sep. 30, 2024		Dec. 31, 2023
Class of Warrant or Right [Line Items]
Warrants outstanding		2,498,574		19,187,375
Warrants outstanding and exercisable		2,498,574		19,187,375
December 31, 2015 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding		681	[1]	4,771	[2]
Exercise price per warrant		$ 52.5	[1]	$ 7.5	[2]
Warrants outstanding and exercisable		681	[1]	4,771	[2]
December 28, 2016 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	[3]	272		1,908
Exercise price per warrant	[3]	$ 52.5		$ 7.5
Warrants outstanding and exercisable	[3]	272		1,908
February 25, 2019 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	[4]			45,600
Exercise price per warrant	[4]			$ 7.187
Warrants outstanding and exercisable	[4]			45,600
Contractual term	[4]			Feb. 21, 2024
April 5, 2019 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	[5]	58,350		408,457
Exercise price per warrant	[5]	$ 35.98		$ 5.14
Warrants outstanding and exercisable	[5]	58,350		408,457
Contractual term	[5]	Oct. 07, 2024		Oct. 07, 2024
April 5, 2019 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	[6]			49,015
Exercise price per warrant	[6]			$ 6.503
Warrants outstanding and exercisable	[6]			49,015
Contractual term	[6]			Apr. 03, 2024
June 5, 2019 and June 6, 2019 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	[7]			1,464,665
Exercise price per warrant	[7]			$ 7.5
Warrants outstanding and exercisable	[7]			1,464,665
Contractual term	[7]			Jun. 05, 2024
June 5, 2019 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	[8]			87,880
Exercise price per warrant	[8]			$ 9.375
Warrants outstanding and exercisable	[8]			87,880
Contractual term	[8]			Jun. 05, 2024
June 10, 2019 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	[9]			50,000
Exercise price per warrant	[9]			$ 7.5
Warrants outstanding and exercisable	[9]			50,000
Contractual term	[9]			Jun. 10, 2024
June 12, 2019 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	[10]	59,523		416,667
Exercise price per warrant	[10]	$ 42		$ 6
Warrants outstanding and exercisable	[10]	59,523		416,667
Contractual term	[10]	Dec. 12, 2024		Dec. 12, 2024
February 10, 2020 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding		4,054	[11]	28,400	[12]
Exercise price per warrant		$ 8.75	[11]	$ 1.25	[12]
Warrants outstanding and exercisable		4,054	[11]	28,400	[12]
Contractual term		Feb. 10, 2025	[11]	Feb. 10, 2025	[12]
February 10, 2020 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding		15,120	[13]	105,840	[14]
Exercise price per warrant		$ 10.94	[13]	$ 1.563	[14]
Warrants outstanding and exercisable		15,120	[13]	105,840	[14]
Contractual term		Feb. 10, 2025	[13]	Feb. 10, 2025	[14]
July 6, 2020 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding		64,099	[15]	448,698	[16]
Exercise price per warrant		$ 12.32	[15]	$ 1.76	[16]
Warrants outstanding and exercisable		64,099	[15]	448,698	[16]
Contractual term		Jan. 02, 2026	[15]	Jan. 02, 2026	[16]
July 6, 2020 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding		42,326	[17]	296,297	[18]
Exercise price per warrant		$ 15.95	[17]	$ 2.278	[18]
Warrants outstanding and exercisable		42,326	[17]	296,297	[18]
Contractual term		Jan. 02, 2026	[17]	Jan. 02, 2026	[18]
December 8, 2020 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding		83,821	[19]	586,760	[20]
Exercise price per warrant		$ 9.38	[19]	$ 1.34	[20]
Warrants outstanding and exercisable		83,821	[19]	586,760	[20]
Contractual term		Jun. 08, 2026	[19]	Jun. 08, 2026	[20]
December 8, 2020 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding		15,543	[21]	108,806	[22]
Exercise price per warrant		$ 12.55	[21]	$ 1.792	[22]
Warrants outstanding and exercisable		15,543	[21]	108,806	[22]
Contractual term		Jun. 08, 2026	[21]	Jun. 08, 2026	[22]
February 26, 2021 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding		780,095	[23]	5,460,751	[24]
Exercise price per warrant		$ 25.2	[23]	$ 3.6	[24]
Warrants outstanding and exercisable		780,095	[23]	5,460,751	[24]
Contractual term		Aug. 26, 2026	[23]	Aug. 26, 2026	[24]
February 26, 2021 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	[25]	93,612		655,290
Exercise price per warrant	[25]	$ 32.05		$ 4.578
Warrants outstanding and exercisable	[25]	93,612		655,290
Contractual term	[25]	Aug. 26, 2026		Aug. 26, 2026
September 29, 2021 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding		1,143,821	[26]	8,006,759	[27]
Exercise price per warrant		$ 14	[26]	$ 2	[27]
Warrants outstanding and exercisable		1,143,821	[26]	8,006,759	[27]
Contractual term		Mar. 29, 2027	[26]	Mar. 29, 2027	[27]
September 29, 2021 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	[28]	137,257		960,811
Exercise price per warrant	[28]	$ 17.81		$ 2.544
Warrants outstanding and exercisable	[28]	137,257		960,811
Contractual term	[28]	Sep. 27, 2026		Sep. 27, 2026

[1]	Represents warrants for ordinary shares issuable upon an exercise price of $52.50 per share, which were granted on December 31, 2015 to Kreos Capital V (Expert) Fund Limited (“Kreos”) in connection with a loan made by Kreos to the Company and are currently exercisable (in whole or in part) until the earlier of (i) December 30, 2025 or (ii) immediately prior to the consummation of a merger, consolidation, or reorganization of the Company with or into, or the sale or license of all or substantially all the assets or shares of the Company to, any other entity or person, other than a wholly owned subsidiary of the Company, excluding any transaction in which the Company’s shareholders prior to the transaction will hold more than 50% of the voting and economic rights of the surviving entity after the transaction. None of these warrants had been exercised as of September 30, 2024.
[2]	Represents warrants for ordinary shares issuable upon an exercise price of $7.500 per share, which were granted on December 31, 2015 to Kreos Capital V (Expert) Fund Limited (“Kreos”) in connection with a loan made by Kreos to the Company and are currently exercisable (in whole or in part) until the earlier of (i) December 30, 2025 or (ii) immediately prior to the consummation of a merger, consolidation, or reorganization of the Company with or into, or the sale or license of all or substantially all the assets or shares of the Company to, any other entity or person, other than a wholly owned subsidiary of the Company, excluding any transaction in which the Company’s shareholders prior to the transaction will hold more than 50% of the voting and economic rights of the surviving entity after the transaction. None of these warrants had been exercised as of December 31, 2023.
[3]	Represents common warrants that were issued as part of the $8.0 million drawdown under the Loan Agreement which occurred on December 28, 2016. See footnote 1 for exercisability terms.
[4]	Represents warrants that were issued to the exclusive placement agent as compensation for its role in the Company’s follow-on public offering in February 2019.
[5]	Represents warrants that were issued to certain institutional purchasers in a private placement in the Company’s registered direct offering of ordinary shares in April 2019.
[6]	Represents warrants that were issued to the placement agent as compensation for its role in the Company’s April 2019 registered direct offering.
[7]	Represents warrants that were issued to certain institutional investors in a warrant exercise agreement on June 5, 2019, and June 6, 2019, respectively.
[8]	Represents warrants that were issued to the placement agent as compensation for its role in the Company’s June 2019 warrant exercise agreement and concurrent private placement of warrants.
[9]	Represents warrants that were issued to the placement agent as compensation for its role in the Company’s June 2019 registered direct offering and concurrent private placement of warrants.
[10]	Represents warrants that were issued to certain institutional investors in a warrant exercise agreement in June 2019.
[11]	Represents warrants that were issued to certain institutional purchasers in a private placement in the Company’s best efforts offering of ordinary shares in February 2020. As of September 30, 2024, 534,300 warrants were exercised for a total consideration of $4,675,125.During the nine months ended September 30, 2024, no warrants were exercised.
[12]	Represents warrants that were issued to certain institutional purchasers in a private placement in the Company’s best efforts offering of ordinary shares in February 2020. As of December 31, 2023, 3,740,100 warrants were exercised for total consideration of $4,675,125. During the twelve months that ended December 31, 2023, no warrants were exercised.
[13]	Represents warrants that were issued to the placement agent as compensation for its role in the Company’s February 2020 best efforts offering. As of September 30, 2024, 32,880 warrants were exercised for a total consideration of $359,625.During the nine months ended September 30, 2024, no warrants were exercised.
[14]	Represents warrants that were issued to the placement agent as compensation for its role in the Company’s February 2020 best efforts offering. As of December 31, 2023, 230,160 warrants were exercised for total consideration of $359,625. During the twelve months that ended December 31, 2023, no warrants were exercised.
[15]	Represents warrants that were issued to certain institutional purchasers in a private placement in our registered direct offering of ordinary shares in July 2020. As of September 30, 2024, 288,634 warrants were exercised for a total consideration of $3,556,976. During the nine months that ended September 30, 2024, no warrants were exercised.
[16]	Represents warrants that were issued to certain institutional purchasers in a private placement in the Company’s registered direct offering of ordinary shares in July 2020. As of December 31, 2023, 2,020,441 warrants were exercised for total consideration of $3,555,976. During the twelve months that ended December 31, 2023, no warrants were exercised.
[17]	Represents warrants that were issued to the placement agent as compensation for his role in the Company’s July 2020 registered direct offering.
[18]	Represents warrants that were issued to the placement agent as compensation for its role in the Company’s July 2020 registered direct offering.
[19]	Represents warrants that were issued to certain institutional purchasers in a private placement in our private placement offering of ordinary shares in December 2020. As of September 30, 2024, 514,010 warrants were exercised for a total consideration of $4,821,416. During the nine months that ended September 30, 2024, no warrants were exercised.
[20]	Represents warrants that were issued to certain institutional purchasers in a private placement in the Company’s private placement offering of ordinary shares in December 2020. As of December 31, 2023, 3,598,072 warrants were exercised for total consideration of $4,821,416. During the twelve months that ended December 31, 2023, no warrants were exercised.
[21]	Represents warrants that were issued to the placement agent as compensation for its role in the Company’s December 2020 private placement. As of September 30, 2024, 32,283 warrants were exercised for a total consideration of $405,003. During the nine months that ended September 30, 2024, no warrants were exercised.
[22]	Represents warrants that were issued to the placement agent as compensation for its role in the Company’s December 2020 private placement. As of December 31, 2023, 225,981 warrants were exercised for total consideration of $405,003. During the twelve months that ended December 31, 2023, no warrants were exercised.
[23]	Represents warrants that were issued to certain institutional purchasers in a private placement in our private placement offering of ordinary shares in February 2021.
[24]	Represents warrants that were issued to certain institutional purchasers in a private placement in the Company’s private placement offering of ordinary shares in February 2021.
[25]	Represents warrants that were issued to the placement agent as compensation for its role in the Company’s February 2021 private placement.
[26]	Represents warrants that were issued to certain institutional purchasers in a private placement in our registered direct offering of ordinary shares in September 2021.
[27]	Represents warrants that were issued to certain institutional purchasers in a private placement in the Company’s registered direct offering of ordinary shares in September 2021.
[28]	Represents warrants that were issued to the placement agent as compensation for its role in the Company’s September 2021 registered direct offering.